Capital reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of Capital Reserves

	Share Premium account	Merger reserve	Share-based Payment reserve	Capital redemption reserve	Total
	£000s	£000s	£000s	£000s	£000s
At January 1, 2021	153,734	22,248	5,715	5,194	186,891
Shares issued	32,585	-	-	-	32,585
On options in issue during the year	-	-	8,632	-	8,632
On options exercised during the year	460	-	(659)	-	(199)
Costs capitalized in respect of issuance of shares during the period	(2,447)				(2,447)
Movement in the year	30,598	-	7,973	-	38,571
At December 31, 2021	184,332	22,248	13,688	5,194	225,462
Shares issued	45,533	-	-	-	45,533
On options in issue during the year	-	-	10,252	-	10,252
On options exercised during the year	153	-	(192)	-	(39)
Costs capitalized in respect of issuance of shares during the period	(3,348)				(3,348)
Movement in the year	42,338	-	10,060	-	52,398
At December 31, 2022	226,670	22,248	23,748	5,194	277,860
Shares issued	25,411	-	-	-	25,411
On options in issue during the year	-	-	13,050	-	13,050
On options exercised during the year	381	-	(1,918)	-	(1,537)
Costs capitalized in respect of issuance of shares during the period	(1,015)	-	-	-	(1,015)
Movement in the year	24,777	-	11,132	-	35,909
At December 31, 2023	251,447	22,248	34,880	5,194	313,769